Share-based Compensation - Schedule of Omnibus Incentive Plan (Details) - Restricted Stock Units And Performance Shares - Omnibus Incentive Plan - $ / shares shares in Millions	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Awards
Outstanding, beginning of period (in shares)	2
Granted (in shares)	9
Outstanding, ending of period (in shares)	11
Weighted Average Grant Date Fair Value Per RSU
Outstanding (in dollars per share)	$ 108.58	$ 68.13
Granted (in dollars per share)	$ 117.48